Segment Information - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Non-current assets	$ 252,193	$ 237,933	$ 109,467
UK
Disclosure of operating segments [line items]
Percentage of revenue	39.40%	38.30%	64.80%
Non-current assets	$ 99,300	$ 92,600	$ 70,900
Trade receivables	$ 4,900	$ 7,000	$ 2,200
Percentage of receivables	69.40%	84.50%	47.60%
US
Disclosure of operating segments [line items]
Percentage of revenue	59.50%	61.10%	34.50%
Non-current assets	$ 150,100	$ 147,800	$ 37,800
Trade receivables	$ 2,000	$ 900	$ 2,300
Percentage of receivables	27.70%	11.00%	50.10%